Risk Management and Report (Details) - Schedules of consolidated term liquidity $ in Millions	12 Months Ended
Dec. 31, 2022 CLP ($)
From 0 to 7 days [Member] | Consolidated Currency [Member]
Risk Management and Report (Details) - Schedules of consolidated term liquidity [Line Items]
Cash flow receivable (assets) and income	$ 10,472,075
Cash flow payable (liabilities) and expenses	9,116,044
Liquidity Gap	(1,356,031)
From 0 to 7 days [Member] | Foreign Currency [Member]
Risk Management and Report (Details) - Schedules of consolidated term liquidity [Line Items]
Cash flow receivable (assets) and income	1,800,658
Cash flow payable (liabilities) and expenses	2,370,603
Liquidity Gap	569,945
From 0 to 15 days [Member] | Consolidated Currency [Member]
Risk Management and Report (Details) - Schedules of consolidated term liquidity [Line Items]
Cash flow receivable (assets) and income	12,337,173
Cash flow payable (liabilities) and expenses	9,868,348
Liquidity Gap	(2,468,825)
From 0 to 15 days [Member] | Foreign Currency [Member]
Risk Management and Report (Details) - Schedules of consolidated term liquidity [Line Items]
Cash flow receivable (assets) and income	1,962,992
Cash flow payable (liabilities) and expenses	2,562,274
Liquidity Gap	599,282
From 0 to 30 days [Member]
Risk Management and Report (Details) - Schedules of consolidated term liquidity [Line Items]
One time capital	4,839,388
AVAILABLE MARGIN	3,590,719
From 0 to 30 days [Member] | Consolidated Currency [Member]
Risk Management and Report (Details) - Schedules of consolidated term liquidity [Line Items]
Cash flow receivable (assets) and income	13,271,085
Cash flow payable (liabilities) and expenses	11,435,409
Liquidity Gap	(1,835,676)
From 0 to 30 days [Member] | Foreign Currency [Member]
Risk Management and Report (Details) - Schedules of consolidated term liquidity [Line Items]
Cash flow receivable (assets) and income	1,677,954
Cash flow payable (liabilities) and expenses	2,926,623
Liquidity Gap	1,248,669
From 0 to 90 days [Member]
Risk Management and Report (Details) - Schedules of consolidated term liquidity [Line Items]
AVAILABLE MARGIN
From 0 to 90 days [Member] | Consolidated Currency [Member]
Risk Management and Report (Details) - Schedules of consolidated term liquidity [Line Items]
Cash flow receivable (assets) and income	15,374,355
Cash flow payable (liabilities) and expenses	13,237,581
Liquidity Gap	(2,136,774)
From 0 to 90 days [Member] | Foreign Currency [Member]
Risk Management and Report (Details) - Schedules of consolidated term liquidity [Line Items]
Cash flow receivable (assets) and income	1,646,133
Cash flow payable (liabilities) and expenses	3,246,306
Liquidity Gap	1,600,173
Contractual Basis [Member] | From 0 to 7 days [Member] | Consolidated Currency [Member]
Risk Management and Report (Details) - Schedules of consolidated term liquidity [Line Items]
Cash flow receivable (assets) and income	10,071,396
Cash flow payable (liabilities) and expenses	18,376,493
Liquidity Gap	8,305,097
Contractual Basis [Member] | From 0 to 7 days [Member] | Foreign Currency [Member]
Risk Management and Report (Details) - Schedules of consolidated term liquidity [Line Items]
Cash flow receivable (assets) and income	1,930,251
Cash flow payable (liabilities) and expenses	3,492,717
Liquidity Gap	1,562,466
Contractual Basis [Member] | From 0 to 15 days [Member] | Consolidated Currency [Member]
Risk Management and Report (Details) - Schedules of consolidated term liquidity [Line Items]
Cash flow receivable (assets) and income	12,129,421
Cash flow payable (liabilities) and expenses	20,338,204
Liquidity Gap	8,208,783
Contractual Basis [Member] | From 0 to 15 days [Member] | Foreign Currency [Member]
Risk Management and Report (Details) - Schedules of consolidated term liquidity [Line Items]
Cash flow receivable (assets) and income	2,148,891
Cash flow payable (liabilities) and expenses	3,754,973
Liquidity Gap	1,606,082
Contractual Basis [Member] | From 0 to 30 days [Member]
Risk Management and Report (Details) - Schedules of consolidated term liquidity [Line Items]
One time capital	4,839,388
AVAILABLE MARGIN	2,592,092
Contractual Basis [Member] | From 0 to 30 days [Member] | Consolidated Currency [Member]
Risk Management and Report (Details) - Schedules of consolidated term liquidity [Line Items]
Cash flow receivable (assets) and income	13,485,753
Cash flow payable (liabilities) and expenses	24,302,901
Liquidity Gap	10,817,148
Contractual Basis [Member] | From 0 to 30 days [Member] | Foreign Currency [Member]
Risk Management and Report (Details) - Schedules of consolidated term liquidity [Line Items]
Cash flow receivable (assets) and income	2,004,482
Cash flow payable (liabilities) and expenses	4,251,778
Liquidity Gap	2,247,296
Contractual Basis [Member] | From 0 to 90 days [Member]
Risk Management and Report (Details) - Schedules of consolidated term liquidity [Line Items]
AVAILABLE MARGIN
Contractual Basis [Member] | From 0 to 90 days [Member] | Consolidated Currency [Member]
Risk Management and Report (Details) - Schedules of consolidated term liquidity [Line Items]
Cash flow receivable (assets) and income	16,627,649
Cash flow payable (liabilities) and expenses	28,132,703
Liquidity Gap	11,505,054
Contractual Basis [Member] | From 0 to 90 days [Member] | Foreign Currency [Member]
Risk Management and Report (Details) - Schedules of consolidated term liquidity [Line Items]
Cash flow receivable (assets) and income	2,273,163
Cash flow payable (liabilities) and expenses	4,667,901
Liquidity Gap	2,394,738
Adjusted Basis [Member] | From 0 to 7 days [Member] | Consolidated Currency [Member]
Risk Management and Report (Details) - Schedules of consolidated term liquidity [Line Items]
Cash flow receivable (assets) and income	9,747,979
Cash flow payable (liabilities) and expenses	8,735,416
Liquidity Gap	(1,012,563)
Adjusted Basis [Member] | From 0 to 7 days [Member] | Foreign Currency [Member]
Risk Management and Report (Details) - Schedules of consolidated term liquidity [Line Items]
Cash flow receivable (assets) and income	1,808,204
Cash flow payable (liabilities) and expenses	2,371,029
Liquidity Gap	562,825
Adjusted Basis [Member] | From 0 to 15 days [Member] | Consolidated Currency [Member]
Risk Management and Report (Details) - Schedules of consolidated term liquidity [Line Items]
Cash flow receivable (assets) and income	11,606,518
Cash flow payable (liabilities) and expenses	9,450,119
Liquidity Gap	(2,156,399)
Adjusted Basis [Member] | From 0 to 15 days [Member] | Foreign Currency [Member]
Risk Management and Report (Details) - Schedules of consolidated term liquidity [Line Items]
Cash flow receivable (assets) and income	1,970,538
Cash flow payable (liabilities) and expenses	2,562,700
Liquidity Gap	592,162
Adjusted Basis [Member] | From 0 to 30 days [Member]
Risk Management and Report (Details) - Schedules of consolidated term liquidity [Line Items]
One time capital	4,839,388
AVAILABLE MARGIN	3,597,830
Adjusted Basis [Member] | From 0 to 30 days [Member] | Consolidated Currency [Member]
Risk Management and Report (Details) - Schedules of consolidated term liquidity [Line Items]
Cash flow receivable (assets) and income	12,519,708
Cash flow payable (liabilities) and expenses	10,997,519
Liquidity Gap	(1,522,189)
Adjusted Basis [Member] | From 0 to 30 days [Member] | Foreign Currency [Member]
Risk Management and Report (Details) - Schedules of consolidated term liquidity [Line Items]
Cash flow receivable (assets) and income	1,685,491
Cash flow payable (liabilities) and expenses	2,927,049
Liquidity Gap	1,241,558
Adjusted Basis [Member] | From 0 to 90 days [Member]
Risk Management and Report (Details) - Schedules of consolidated term liquidity [Line Items]
AVAILABLE MARGIN
Adjusted Basis [Member] | From 0 to 90 days [Member] | Consolidated Currency [Member]
Risk Management and Report (Details) - Schedules of consolidated term liquidity [Line Items]
Cash flow receivable (assets) and income	14,605,826
Cash flow payable (liabilities) and expenses	12,799,639
Liquidity Gap	(1,806,187)
Adjusted Basis [Member] | From 0 to 90 days [Member] | Foreign Currency [Member]
Risk Management and Report (Details) - Schedules of consolidated term liquidity [Line Items]
Cash flow receivable (assets) and income	1,653,650
Cash flow payable (liabilities) and expenses	3,246,680
Liquidity Gap	1,593,030
Contractual Basis [Member] | From 0 to 7 days [Member] | Consolidated Currency [Member]
Risk Management and Report (Details) - Schedules of consolidated term liquidity [Line Items]
Cash flow receivable (assets) and income	10,795,492
Cash flow payable (liabilities) and expenses	18,757,121
Liquidity Gap	7,961,629
Contractual Basis [Member] | From 0 to 7 days [Member] | Foreign Currency [Member]
Risk Management and Report (Details) - Schedules of consolidated term liquidity [Line Items]
Cash flow receivable (assets) and income	1,922,706
Cash flow payable (liabilities) and expenses	3,492,291
Liquidity Gap	1,569,585
Contractual Basis [Member] | From 0 to 15 days [Member] | Consolidated Currency [Member]
Risk Management and Report (Details) - Schedules of consolidated term liquidity [Line Items]
Cash flow receivable (assets) and income	12,860,076
Cash flow payable (liabilities) and expenses	20,756,432
Liquidity Gap	7,896,356
Contractual Basis [Member] | From 0 to 15 days [Member] | Foreign Currency [Member]
Risk Management and Report (Details) - Schedules of consolidated term liquidity [Line Items]
Cash flow receivable (assets) and income	2,141,345
Cash flow payable (liabilities) and expenses	3,754,547
Liquidity Gap	1,613,202
Contractual Basis [Member] | From 0 to 30 days [Member]
Risk Management and Report (Details) - Schedules of consolidated term liquidity [Line Items]
One time capital	4,839,388
AVAILABLE MARGIN	2,584,982
Contractual Basis [Member] | From 0 to 30 days [Member] | Consolidated Currency [Member]
Risk Management and Report (Details) - Schedules of consolidated term liquidity [Line Items]
Cash flow receivable (assets) and income	14,237,130
Cash flow payable (liabilities) and expenses	24,740,790
Liquidity Gap	10,503,660
Contractual Basis [Member] | From 0 to 30 days [Member] | Foreign Currency [Member]
Risk Management and Report (Details) - Schedules of consolidated term liquidity [Line Items]
Cash flow receivable (assets) and income	1,996,945
Cash flow payable (liabilities) and expenses	4,251,351
Liquidity Gap	2,254,406
Contractual Basis [Member] | From 0 to 90 days [Member]
Risk Management and Report (Details) - Schedules of consolidated term liquidity [Line Items]
AVAILABLE MARGIN
Contractual Basis [Member] | From 0 to 90 days [Member] | Consolidated Currency [Member]
Risk Management and Report (Details) - Schedules of consolidated term liquidity [Line Items]
Cash flow receivable (assets) and income	17,396,178
Cash flow payable (liabilities) and expenses	28,570,645
Liquidity Gap	11,174,467
Contractual Basis [Member] | From 0 to 90 days [Member] | Foreign Currency [Member]
Risk Management and Report (Details) - Schedules of consolidated term liquidity [Line Items]
Cash flow receivable (assets) and income	2,265,645
Cash flow payable (liabilities) and expenses	4,667,527
Liquidity Gap	$ 2,401,882